Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Software	$ 621,428	$ 521,833
Less: accumulated amortization	(517,660)	(483,650)
Intangible asset, net	$ 103,768	$ 38,183